Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Schedule of other liabilities

As at December 31,	2025	2024
Accounts payable	$2,140	$2,559
Bank overdrafts and cash pooling	86	175
Repurchase agreements (Note 5)	2,861	2,840
Accrued expenses and taxes	5,149	4,904
Credit facilities(1)	1,748	2,126
Borrowed funds(2)	386	361
Accrued post-retirement benefit liability (Note 24)	334	351
Secured borrowings from mortgage securitization (Note 5)	1,431	1,854
Lease liabilities	924	946
Other financial liabilities (Note 5)(3)	2,244	2,265
Obligations for securities borrowing	267	239
Collateralized loan obligations (Note 5)	5,846	5,028
Deferred payments liability	127	197
Other(1)	2,362	2,447
Total other liabilities	$25,905	$26,292

(1)    Interest expense on credit facilities and other borrowings was $96 in 2025 (2024 — $148).
(2)    The change in Borrowed funds relates to net cash flow changes of $28 in 2025 (2024 — $23) and foreign exchange rate movements of $(3) in 2025 (2024 — $5).
(3)    Comprises of financial liabilities related to acquisitions, including put option liabilities and financial liabilities due to NCI. Interest expense on financial liabilities related to acquisitions was $69 in 2025 (2024 — $87).

Schedule of borrowings
Borrowed funds include the following:

As at December 31,	Currency of borrowing	Maturity	2025	2024
Encumbrances on real estate	CAD	Current — 2032	$318	$294
Encumbrances on real estate	USD	2028	68	67
Total borrowed funds			$386	$361
The following obligations are included in Senior debentures(1) as at December 31:

	Interest rate	Earliest par call or redemption date	Maturity	2025	2024
Sun Life Assurance senior debentures:
Issued to Sun Life Capital Trust ("SLCT I")
Series B issued June 25, 2002	7.093%	June 30, 2032(2)	2052	$200	$200
Fair value				$226	$228

(1)    All senior debentures are unsecured, and redemptions are subject to regulatory approval.
(2)    Redeemable in whole or in part on any interest payment date or in whole upon the occurrence of a Regulatory Event or Tax Event, as described in the debenture. Prior to June 30, 2032, the redemption price is the greater of par and a price based on the yield of a corresponding Government of Canada bond plus 0.32%. On and after June 30, 2032, the redemption price is par.
The following obligations are included in Subordinated debt as at December 31, and qualify as capital for Canadian regulatory purposes:

	Interest rate	Earliest par call date(1)		Maturity	2025	2024
Sun Life Assurance:
Issued May 15, 1998(2)	6.30%	n/a		2028	$150	$150
Sun Life Financial Inc.:
Issued May 29, 2007(3)	5.40%	May 29, 2037	(4)	2042	399	399
Issued May 8, 2020(5)	2.58%	May 10, 2027		2032	999	998
Issued October 1, 2020(6)	2.06%	October 1, 2030		2035	747	747
Issued November 18, 2021(7)	2.46%	November 18, 2026		2031	499	499
Issued November 18, 2021(8)	2.80%	November 21, 2028		2033	998	997
Issued November 18, 2021(9)	3.15%	November 18, 2031		2036	498	498
Issued August 10, 2022(10)	4.78%	August 10, 2029		2034	648	648
Issued July 4, 2023(11)	5.50%	July 4, 2030		2035	498	497
Issued May 15, 2024(12)	5.12%	May 15, 2031		2036	747	746
Issued September 11, 2025(13)	4.14%	September 13, 2032		2037	994	—
Issued December 3, 2025(14)	4.56%	December 3, 2035		2040	994	—
Total subordinated debt					$8,171	$6,179
Fair value					$8,259	$6,179
(1)    Subject to regulatory approval all obligations are redeemable 5-years after issuance date. From the date noted, the redemption price is par and redemption may only occur on a scheduled interest payment date.
(2)    6.30% Debentures, Series 2, due 2028, issued by The Mutual Life Assurance Company of Canada, which subsequently changed its name to Clarica Life Insurance Company ("Clarica") and was amalgamated with Sun Life Assurance. These debentures are redeemable at any time. Prior to May 15, 2028, the redemption price is the greater of par and a price based on the yield of a corresponding Government of Canada bond plus 0.16%.
(3)    Series 2007-1 Subordinated Unsecured 5.40% Fixed/Floating Debentures due 2042. From May 29, 2037, interest is payable at 1.00% over Canadian Dollar Offered Rate ("CDOR"), subject to any necessary action to reflect the replacement of CDOR.
(4)    For redemption of the 2007 debentures prior to the date noted, the redemption price is the greater of par and a price based on the yield of a corresponding Government of Canada bond plus 0.250%.
(5)    Series 2020-1 Subordinated Unsecured 2.58% Fixed/Floating Debentures due 2032. From May 10, 2027, interest is payable at 1.66% over CDOR, subject to transition to an alternative benchmark rate due to the interest rate benchmark reform. Between May 10, 2025 and May 10, 2027, the redemption price is the greater of par and a price based on the yield of a corresponding Government of Canada bond plus 0.515%.
(6)    Series 2020-2 Subordinated Unsecured 2.06% Fixed/Floating Debentures due 2035. From October 1, 2030, interest is payable at 1.03% over CDOR, subject to transition to an alternative benchmark rate due to the interest rate benchmark reform. Between October 1, 2025 and October 1, 2030, the redemption price is the greater of par and a price based on the yield of a corresponding Government of Canada bond plus 0.380%.
(7)    Series 2021-1 Subordinated Unsecured 2.46% Fixed/Floating Debentures due 2031. From November 18, 2026, interest is payable at 0.44% over CDOR, subject to transition to an alternative benchmark rate due to the interest rate benchmark reform.
(8)    Series 2021-2 Subordinated Unsecured 2.80% Fixed/Floating Debentures due 2033. From November 21, 2028, interest is payable at 0.69% over CDOR, subject to transition to an alternative benchmark rate due to the interest rate benchmark reform. Between November 21, 2026 and November 21, 2028, the redemption price is the greater of par and a price based on the yield of a corresponding Government of Canada bond plus 0.285%.
(9)    Series 2021-3 Subordinated Unsecured 3.15% Fixed/Floating Debentures due 2036. From November 18, 2031, interest is payable at 0.91% over CDOR, subject to transition to an alternative benchmark rate due to the interest rate benchmark reform. Between November 18, 2026 and November 18, 2031, the redemption price is the greater of par and a price based on the yield of a corresponding Government of Canada bond plus 0.335%.
(10)    Series 2022-1 Subordinated Unsecured 4.78% Fixed/Floating Debentures due 2034. From August 10, 2029, interest is payable at 1.96% over the Canadian Overnight Repo Rate Average ("CORRA"). Between August 10, 2027 and August 10, 2029, the redemption price is the greater of par and a price based on the yield of a corresponding Government of Canada bond plus 0.520%.
(11)    Series 2023-1 Subordinated Unsecured 5.50% Fixed/Floating Debentures due 2035. From July 4, 2030, interest is payable at 1.93% over the CORRA. Between July 4, 2028 and July 4, 2030, the redemption price is the greater of par and a price based on the yield of a corresponding Government of Canada bond plus 0.525%.
(12)    Series 2024-1 Subordinated Unsecured 5.12% Fixed/Floating Debentures due 2036. From May 15, 2031, interest is payable at 1.46% over the CORRA. Between May 15, 2029 and May 15, 2031, the redemption price is the greater of par and a price based on the yield of a corresponding Government of Canada bond plus 0.355%.
(13) Series 2025-1 Subordinated Unsecured 4.14% Fixed/Floating Debentures due 2037. From September 13, 2032, interest is payable at 1.42% over the CORRA. Between September 13, 2030 and September 13, 2032, the redemption price is the greater of par and a price based on the yield of a corresponding Government of Canada bond plus 0.285%.
(14) Series 2025-2 Subordinated Unsecured 4.56% Fixed/Floating Debentures due 2040. From December 3, 2035, interest is payable at 1.57% over the CORRA. Between December 3, 2030 and December 3, 2035, the redemption price is the greater of par and a price based on the yield of a corresponding Government of Canada bond plus 0.325%.